ARYA Merger - Additional Information (Detail) € in Thousands			12 Months Ended
	Jul. 01, 2020 EUR (€) shares Warrants	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€) Warrants shares
Disclosure of detailed information about business combination [line items]
Increase decrease through Changes in Noncontrolling Interest		€ 500
Share listing expense			€ 152,787
Increase through other contributions by owners, equity			90,077	€ 700
Share issue related cost	€ 7,900
Issued capital [member]
Disclosure of detailed information about business combination [line items]
Increase Decrease Through Reorganization Equity			(833)
Increase decrease through Changes in Noncontrolling Interest			7
Increase through other contributions by owners, equity	100		104
Share premium [member]
Disclosure of detailed information about business combination [line items]
Increase Decrease Through Reorganization Equity			833
Increase decrease through Changes in Noncontrolling Interest			501
Increase through other contributions by owners, equity	90,000		€ 89,973
PIPE Financing [Member]
Disclosure of detailed information about business combination [line items]
Proceeds from issue of ordinary shares	90,100
ARYA [Member]
Disclosure of detailed information about business combination [line items]
Increase Decrease Through Reorganization Equity	800
Increase decrease through Changes in Noncontrolling Interest	€ 500
Description Of How Acquirer Obtained Control Of Acquire	one ordinary share of Immatics N.V. for each issued and outstanding ordinary share of ARYA and one warrant to purchase ordinary shares in Immatics N.V., for each issued and outstanding warrant to acquire ordinary shares
Net Assets Acquired (Liabilities Assumed)	€ 90,300				€ 90,284
Cash and cash equivalents recognised as of acquisition date	128,800
Current liabilities recognised as of acquisition date	3,900				€ 3,921
Share listing expense	152,800
Fair value of warrant liabilities assumed in a business acquisition	€ 34,600
ARYA [Member] | Warrants [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments issued or issuable | Warrants	7,187,500				7,187,500
ARYA [Member] | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Number of instruments issued or issuable | shares	17,968,750				17,968,750